Trade and Other Receivables and Accounts Payable, Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables and Accounts Payable, Accrued Liabilities and Other Current Liabilities	Trade and Other Receivables and Accounts Payable, Accrued Liabilities and Other Current Liabilities

As at Dec. 31	2025	2024
Trade accounts receivable	507	570
Collateral provided (Note 15)	92	124
Current portion of finance lease receivables (Note 17)	30	30
Current portion of loan receivable (Note 23)	1	1
Income taxes receivable	69	42
Trade and other receivables	699	767

As at Dec. 31	2025	2024
Accounts payable and accrued liabilities	548	694
Income taxes payable	11	23
Interest payable	23	17
Current portion of contract liabilities (Note 5)	17	12
Liabilities held for sale (Note 18)	6	1
Collateral held (Note 15)	3	9
Contingent consideration payable	5	—
Accounts payable, accrued liabilities and other current liabilities	613	756